Accrued expenses (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses [Abstract]
Sales tax payable		$ 750,612	$ 256,181
Legal		248,068	248,068
Payroll and related		258,644	495,411
Interest		277,633
Management fees			167,858
Due to hotels		250,721
Property and equipment		242,814	636,021
Other		385,639	390,392
Totals	$ 2,837,291	$ 2,414,131	$ 2,193,931